COST OF SALES - Components (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Production costs		$ 255,462	$ 225,489
Depreciation and depletion		115,336	81,561
Royalties and selling costs		20,470	19,085
Change in inventories		3,474	1,520
Site share-based compensation		1,550	3,072
Loss (gain) on disposal of plant and equipment		(12)	45
Write-down of inventories			2,475
Total		$ 396,304	$ 333,157
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Write-down of inventories	$ 2,475